Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	1.60%	2.50%	1.80%
Benefit of federal income tax credits	(12.90%)	(11.10%)	(8.30%)
Other, net	(2.70%)	(1.10%)	(2.40%)
Effective income tax rate	21.00%	25.30%	26.10%